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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ] Amendment Number: _____________
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Centaur Capital Partners, L.P.
Address: 1460 Main Street, Ste 234
         Southlake, TX 76092

Form 13F File Number: 28- 13305

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Malcolm E. Ashton
Title: Managing Partner
Phone: 817-488-9632

Signature, Place, and Date of Signing:


/s/ Malcolm E. Ashton           Southlake, TX            August 14, 2009
-----------------------------   ----------------------   -----------------------
(Signature)                     (City, State)            (Date)

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

1   28-12232   T2 Partners Management, L.P.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         26
Form 13F Information Table Value Total:     63,373
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ---------------- ---------- -------- -------------------
                                                                                                      VOTING AUTHORITY
                                TITLE OF                VALUE  SHRS OR SH/ PUT/ INVESTMENT   OTHER  -------------------
       NAME OF ISSUER             CLASS       CUSIP    (X1000) PRN AMT PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- -------------- --------- -------- ------- --- ---- ---------- -------- ------- ------ ----
ALLEGHANY CORP DEL                 COM      017175100   3496    12,900  SH  N/A    SOLE        0     12,900    0     0
ALLIANCEBERNSTEIN HOLDING LP UNIT LTD PARTN 01881G106   2991   148,900  SH  N/A    SOLE        0    148,900    0     0
AMERICAN DEFENSE SYS INC           COM      025351107    141   369,941  SH  N/A    SOLE        0    369,941    0     0
ANNALY CAP MGMT INC                COM      035710409   4391   290,000  SH  N/A    SOLE        0    290,000    0     0
CHESAPEAKE ENERGY CORP             COM      165167107   2863   144,400  SH  N/A    SOLE        0    144,400    0     0
CHIPOTLE MEXICAN GRILL INC        CL B      169656204   3106    44,500  SH  N/A    SOLE        0     44,500    0     0
CISCO SYS INC                      COM      17275R102   2937   157,500  SH  N/A    SOLE        0    157,500    0     0
COSTCO WHSL CORP NEW               COM      22160K105   3388    74,000  SH  N/A    SOLE        0     74,000    0     0
CRAWFORD & CO                     CL A      224633206    626   171,500  SH  N/A    SOLE        0    171,500    0     0
DREAMWORKS ANIMATION SKG INC      CL A      26153C103   2971   107,700  SH  N/A    SOLE        0    107,700    0     0
E M C CORP MASS                    COM      268648102   4233   323,100  SH CALL    SOLE        0      N/A     N/A   N/A
EBAY INC                           COM      278642103   3405   198,800  SH  N/A    SOLE        0    198,800    0     0
HECKMANN CORP                      COM      422680108   1214   323,600  SH  N/A    SOLE        0    323,600    0     0
LABORATORY CORP AMER HLDGS        NOTE      50540RAG7   1167     1,496 PRN  N/A    SOLE        0      1,496    0     0
LABORATORY CORP AMER HLDGS       COM NEW    50540R409   2623    38,700  SH  N/A    SOLE        0     38,700    0     0
LINN ENERGY LLC               UNIT LTD LIAB 536020100   2493   127,400  SH  N/A    SOLE        0    127,400    0     0
MVC CAPITAL INC                    COM      553829102    933   110,300  SH  N/A    SOLE        0    110,300    0     0
NORTHROP GRUMMAN CORP              COM      666807102   3207    70,200  SH  N/A    SOLE        0     70,200    0     0
ODYSSEY RE HLDGS CORP              COM      67612W108   3706    92,700  SH  N/A    SOLE        0     92,700    0     0
P F CHANGS CHINA BISTRO INC        COM      69333Y108   1462    45,600  SH  N/A    SOLE        0     45,600    0     0
PICO HLDGS INC                   COM NEW    693366205   1234    43,000  SH  N/A    SOLE        0     43,000    0     0
SEABRIDGE GOLD INC                 COM      811916105   2752   106,100  SH  N/A    SOLE        0    106,100    0     0
SPDR GOLD TRUST                 GOLD SHS    78463V107   2900    31,800  SH  N/A    SOLE        0     31,800    0     0
STAMPS COM INC                   COM NEW    852857200    701    82,700  SH  N/A    SOLE        0     82,700    0     0
SYNERON MEDICAL LTD              ORD SHS    M87245102   1083   150,000  SH  N/A    SOLE        0    150,000    0     0
YAHOO INC                          COM      984332106   3350   213,900  SH  N/A    SOLE        0    213,900    0     0